Defined benefit plans	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Defined benefit plans
33 Defined benefit plans

	2024	2023

Retirement benefit plans	269	368

Other post-employment benefit plans	189	178

Total defined benefit plans	457	546

Retirement benefit plans in surplus	110	103

Reimbursement rights	9	20

Total defined benefit assets	119	123

Retirement benefit plans in deficit	388	491

Other post-employment benefit plans in deficit	189	178

Total defined benefit liabilities	576	669

	2024			2023

Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	368	178	546	225	184	409

Defined benefit expenses	42	15	57	113	19	132

Remeasurements of defined benefit plans	19	(5)	15	167	(7)	160

Contributions paid	(148)	-	(148)	(83)	-	(83)

Benefits paid	(28)	(12)	(40)	(39)	(12)	(51)

Net exchange differences	16	12	27	(15)	(6)	(21)

On December 31	269	189	457	368	178	546

The amounts recognized in the statement of financial position are determined as follows:

	2024			2023

	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Present value of wholly or partly funded obligations	3,140	-	3,140	3,165	-	3,165

Fair value of plan assets	(3,123)	-	(3,123)	(3,051)	-	(3,051)

Fair value of reimbursement rights	(9)	-	(9)	(20)	2	(19)

	7	-	7	93	2	95

Present value of wholly unfunded obligations	262	189	450	275	176	451

On December 31	269	189	457	368	178	546
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2024 and 2023.

	2024			2023

Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	32	7	39	38	6	44

Net interest on the net defined benefit liability (asset)	9	9	18	10	9	19

Past service cost	-	-	-	66	4	69

Total defined benefit expenses	42	15	57	113	19	132
Defined benefit expenses are included in Post-employment benefit costs in note
13 Other operating expenses
.

Movements during the year of the present value of the defined benefit obligations	2024	2023

On January 1	3,616	3,491

Current year service cost	39	46

Interest expenses	173	172

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	6	53

- Actuarial gains and losses arising from changes in financial assumptions	(217)	61

Past service cost	-	109

Benefits paid	(237)	(252)

Net exchange differences	208	(65)

Other	2	-

On December 31	3,590	3,616

Movements during the year in plan assets for retirement benefit plans	2024	2023

On January 1	3,051	3,083

Interest income (based on discount rate)	152	153

Remeasurements of the net defined liability (asset)	(208)	(21)

Contributions by employer	148	83

Benefits paid	(200)	(203)

Net exchange differences	180	(44)

On December 31	3,123	3,051

	2024				2023

Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Debt instrument	594	275	869	28%	424	177	601	20%

Derivatives	-	(183)	(183)	-6%	-	(143)	(143)	-5%

Investment funds	-	2,027	2,027	65%	-	2,142	2,142	70%

Structured securities	-	-	-	0%	-	200	200	7%

Other	-	410	410	13%	-	252	252	8%

On December 31	594	2,529	3,123	100%	424	2,627	3,051	100%

Movements during the year of the fair value of the reimbursement rights	2024	2023

On January 1	20	-

Current year service cost	-	2

Interest expenses	3	-

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in financial assumptions	(18)	(25)

Past service cost	-	40

Benefits paid	4	2

Other	2	-

On December 31	9	20
Defined benefit plans are mainly operated by Transamerica, Aegon UK and Aegon Employees Netherlands. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans. Businesses included in all other operating segments mostly operate defined contribution plans. Please refer to note
13 Other operating expenses
for a complete overview of employee expenses including the total defined contribution expenses.
Transamerica
Transamerica has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Directors of Transamerica Corporation. The Board of Directors has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 126 million on December 31, 2024 (2023: EUR 216 million deficit).
Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes
to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.
Transamerica maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Transamerica in 2024 or 2023. However, Transamerica Corporation made a pension plan contribution of EUR 48 million in March 2024 and an additional EUR 97 million in September, 2024 that was over and above the minimum required funding levels as set forth by the Internal Revenue Code. In 2023, Transamerica Corporation made a pension plan contribution of EUR 45 million.
Transamerica also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by Transamerica Corporation, and overseen by the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 164 million (2023: EUR 174 million unfunded).

Transamerica provides health care benefits to retired employees through continuation of coverage primarily in self-funded plans, and partly in fully insured plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Transamerica maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Transamerica has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.
Under the Employee Retirement Income Security Act (ERISA), Transamerica has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Transamerica has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Transamerica reviews the terms of the plans and makes changes to the plans if and when appropriate. Transamerica funds the benefit payments or premium payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 190 million (2023: EUR 176 million).
The weighted average duration of the defined benefit obligation is 8.0 years (2023: 9.0 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2024	2023

Demographic actuarial assumptions

Mortality	US mortality table 1	US mortalit y table 2

Financial actuarial assumptions

Discount rate 3	5.59%/5.51%	5.00%/4.93%

Salary increase rate	4.00%	4.00%

Health care trend rate	6.90%	6.80%

1	2024 assumption -PRI-2012 Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale MP-2021.
2	2023 assumption -PRI-2012 Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale MP-2021.
3	Aegon USA has separate discount rates in 2024 - 5.59/ for all pension plans and 5.51% for post-retirement welfare plan for 2024.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2024	2023

Demographic actuarial assumptions

10% increase in mortality rates	(46)	(47)

10% decrease in mortality rates	51	53

Financial actuarial assumptions

100 basis points increase in discount rate	(183)	(205)

100 basis points decrease in discount rate	232	250

100 basis points increase in salary increase rate	4	5

100 basis points decrease in salary increase rate	(4)	(4)

100 basis points increase in health care trend rate	12	10

100 basis points decrease in health care trend rate	(10)	(9)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	2%-4%

Debt instruments	80%-90%

Other	8%-16%

Aegon UK
Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants a number of years ago and closed to future accrual on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.
The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.
The pension scheme Trustees are required to carry out triennial valuations of the scheme’s funding position, with the latest valuation being on September 30, 2022. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the United Kingdom. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a surplus of EUR 95 million on December 31, 2024 (2023: EUR 103 million surplus). During 2024, EUR 10 million (2023: EUR 37 million) of contributions were paid into the scheme.
The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently 12% of assets are invested in growth assets (i.e. primarily equities) and 88% are income and liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.
Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation changes as well as interest rate risks, investment returns, and changes in the life expectancy of pensioners.
The scheme holds three
buy-in
policies in the name of the Trustee to cover full scheme benefits for a group of pensioners. The liabilities (and matching assets) calculated on the year end assumptions has been included in the funded position as at December 31, 2024.
The weighted average duration of the defined benefit obligation is 13.5 years (2023: 14.9 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2024	2023

Demographic actuarial assumptions

Mortality	UK mortality table 1	UK mortality table 2

Financial actuarial assumptions

Discount rate	5.58%	4.79%

Price inflation	3.19%	3.10%

1	Club Vita tables based on analysis of Scheme membership CMI 2024 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2023 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2024	2023

Demographic actuarial assumptions

10% increase in mortality rates	(21)	(20)

10% decrease in mortality rates	23	23

Financial actuarial assumptions

100 basis points increase in discount rate	(114)	(131)

100 basis points decrease in discount rate	142	166

100 basis points increase in price inflation	50	62

100 basis points decrease in price inflation	(95)	(128)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	11.5%

Debt instruments	88.5%
Aegon Employees Netherlands B.V.
From July 1, 2023, following the transaction with a.s.r., employees of Aegon located in the Netherlands are employed by Aegon Employees Netherlands B.V. (AEN), an Aegon subsidiary included in the Holdings segment. AEN offers a defined contribution pension scheme to all employees in the Netherlands.
Until July 1, 2023, Aegon Nederland N.V. (legally merged with ASR Nederland N.V. on October 1, 2023 and therefore hereafter referred to as a.s.r.) was the employer of the employees of Aegon located in the Netherlands and operated a closed defined benefit pension plan under a pension contract. As of January 1, 2020, the defined benefit pension plan is closed for new members and there will be no further accrual of benefits to existing members. Entitlements before January 1, 2020, will remain unchanged and the indexation for those accruals will remain in force. The pension contract was updated as AEN was added as an employer upon the date of the transfer of employees to AEN.
The defined benefit plans cover retirement benefits, disability, death, and survivor pensions and the defined benefit obligation amounts to EUR 90 million on December 31, 2024 (December 31, 2023: EUR 90 million). The defined benefit obligation is backed by investments owned by a.s.r. The obligation of a.s.r. to fund the defined benefit obligation through these investments is reported as a reimbursement right. The average remaining duration of the defined benefits obligation is 20.8 years (2023: 21.9 years).
Also included in the reimbursement rights is the present value of the expected guaranteed premiums and management fees to be paid to a.s.r. by AEN. The present value as of December 31, 2024 amounts to EUR 80 million (December 31, 2023: EUR 69 million), discounted at a rate of 3.51% (2023: 3.42%).
The liabilities related to other post-employment benefit plans, consisting of former Board of Directors unconditional indexation, jubilee and mortgage discount liabilities, are wholly unfunded and amount to EUR 4 million as of December 31, 2024 (December 31, 2023: EUR 5 million). The weighted average duration of the other post-employment benefit plans is 11.4 years (2023: 12.0 years).
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2024	2023

Demographic actuarial assumptions	Company specific based on Projections
Mortality	Life Table 2024	AEGON 2023 1

Financial actuarial assumptions

Discount rate	3.51%	3.42%

Price inflation	1.99%	2.36%

1	During 2023 the mortality table is adjusted, based on experience adjustments.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation

	2024	2023

Demographic actuarial assumptions

10% increase in mortality rates	(1)	(1)

10% decrease in mortality rates	1	1

Financial actuarial assumptions

100 basis points increase in discount rate	(13)	(14)

100 basis points decrease in discount rate	17	18

The above sensitivity analysis is based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit obligation recognized within the statement of financial position.
All other operating segments
Businesses included in all other operating segments mostly operate defined contribution plans. Please see note
13 Other operating expenses
for the employee expenses regarding these contribution plans.

Parent [member]
Statement [LineItems]
Defined benefit plans
18 Defined benefit plans
From July 1, 2023, following the transaction with a.s.r., employees of Aegon located in the Netherlands are employed by Aegon Employees Netherlands B.V. (AEN), an Aegon subsidiary included in the Holdings segment. AEN offers a defined contribution pension scheme to all employees in the Netherlands.
Until July 1, 2023, Aegon Nederland N.V. (legally merged with ASR Nederland N.V. on October 1, 2023 and therefore hereafter referred to as a.s.r.) was the employer of the employees of Aegon located in the Netherlands and operated a closed defined benefit pension plan under a pension contract. As of January 1, 2020, the defined benefit pension plan is closed for new members and there will be no further accrual of benefits to existing members. Entitlements before January 1, 2020, will remain unchanged and the indexation for those accruals will remain in force. The pension contract was updated as AEN was added as an employer upon the date of the transfer of employees to AEN.
Until December 2024, the defined benefit plans were recorded on the balance sheet of AEN. In December 2024, the rights and obligations from these plans were transferred from AEN to Aegon Ltd. and Aegon Asset Management Holding B.V.
The following sections contain a general description of the closed defined benefit plan related to Aegon Ltd. For further details including a summary of the principal actuarial assumptions applied in determining the value of the defined benefit plans reference is made to note 33 Defined benefit plans of Aegon’s consolidated financial statements.

	2024	2023

Reimbursement rights retirement benefit plans	50	-

Present value of the expected guaranteed premiums and management fees	(44)	-

Total Reimbursement rights	5	-

Retirement benefit plans	50	-

Other post-employment benefit plans	3	-

Total defined benefit liabilities	53	-

		2024			2023

Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	-	-	-	-	-	-

Defined benefit expenses	2	-	2	-	-	-

Remeasurements of defined benefit plans	(1)	(1)	(2)	-	-	-

Transfer from AEN	49	4	53	-	-	-

On December 31	50	3	53	-	-	-

Movements during the year of the present value of the expected guaranteed premiums and management fees	2024	2023

On January 1	-	-

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in financial assumptions	5	-

Benefits paid	(1)	-

Transfer from AEN	40	-

On December 31	44	-

The defined benefit plans cover retirement benefits, disability, death and survivor pensions and the defined benefit obligation amounts to EUR 50 million at December 31, 2024. The defined benefit obligation is backed by investments owned by a.s.r. The obligation of a.s.r. to fund the defined benefit obligation through these investments is reported as a reimbursement right on the balance sheet of Aegon Ltd. (refer to Note 10 Other non-current
assets of Aegon Ltd.). The average remaining duration of the defined benefits obligation is 20.8 years.
Also included in the reimbursement rights is the present value of the expected guaranteed premiums and management fees to be paid to a.s.r. The present value as of December 31, 2024 amounts to EUR 44 million, discounted at a rate of 3.51%.
The liabilities related to other post-employment benefit plans, consisting of former Board of Directors unconditional indexation, jubilee and mortgage discount liabilities, are wholly unfunded and amount to EUR 3 million at December 31, 2024. The weighted average duration of the other post-employment benefit plans is 11.4 years.